Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Components of Inventories	Inventories consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Raw materials	$116	$106
Work in process	337	—

Total	$453	$106

Inventories consisted of the following components (in thousands):

	December 31,
	2019	2018
Raw materials	$106	$98
Work in process	—	841
Finished goods	—	—

Inventories	$106	$939